GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated May 6, 2016 to the

Prospectus and Summary Prospectus dated February 26, 2016, as supplemented

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Wellington Management Company LLP will now serve as an Underlying Manager of the Fund.

Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces the third sentence under “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Portfolio Management” in the Prospectus and the third sentence under “Goldman Sachs Multi-Manager Alternatives Fund—Portfolio Management” in the Summary Prospectus:

As of the date of this Prospectus, Acadian Asset Management LLC (“Acadian”), Ares Capital Management II LLC (“Ares”), Atreaus Capital, LP (“Atreaus”), Brigade Capital Management, LP (“Brigade”), Corsair Capital Management, L.P. (“Corsair”), First Pacific Advisors, LLC (“FPA”), Graham Capital Management, L.P. (“GCM”), New Mountain Vantage Advisers, L.L.C. (“New Mountain Vantage”), Polaris Capital Management, LLC (“Polaris”), QMS Capital Management LP (“QMS”), Russell Implementation Services Inc. (“RIS”), Sirios Capital Management, L.P. (“Sirios”) and Wellington Management Company LLP (“Wellington”) are the Underlying Managers (investment subadvisers) for the Fund.

The following is added below “Sirios Capital Management, L.P.” under “Service Providers—Investment Subadvisers (Underlying Managers)” in the Prospectus:

Wellington Management Company LLP

Wellington Management Company LLP (“Wellington”), located at 280 Congress Street, Boston, Massachusetts 02210, an investment adviser registered with the SEC and a Commodity Trading Advisor registered with the Commodity Futures Trading Commission (CFTC) and National Futures Association (NFA), provides investment advisory services through a variety of equity, fixed income and asset allocation strategies. The firm has approximately $943 billion of assets under management as of March 31, 2016. With respect to the Fund, the firm manages an allocation within the Equity Long Short strategy.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

MMALTMGRSTK 05-16